Cash and cash equivalents	3 Months Ended
Mar. 31, 2025
Cash and cash equivalents [Abstract]
Cash and cash equivalents
5.	Cash and cash equivalents

	March 31,	December 31,
	2025	2024
	$’000	$’000
Cash at bank and in hand	27,575	28,577
Cash equivalents	217,379	72,214
	244,954	100,791

During the three months ended March 31, 2025, proceeds of $7.0 million were received from the sale of other financial assets which were used to fund the operating activities of the Group, and proceeds of $5.2 million were received from the redemption of marketable securities, which includes accrued interest. On redemption of the marketable securities, the funds are invested in cash equivalents.